Other Financial Data - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 62	$ 59	$ 56
Provision	27	24	18
Accounts written off, net of recoveries	(19)	(25)	(18)
Foreign currency translation and other	0	4	3
Balance at end of period	$ 70	$ 62	$ 59